UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.    Name and Address of issuer:

      Alliance Premier Growth Fund, Inc.
      1345 Avenue of the Americas
      New York, NY 10105

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the
      box but do not list series or classes):         [X]


3.    Investment Company Act File Number:

      811-6730

      Securities Act File Number:

      33-49530

4(a). Last day of fiscal year for which this Form is filed:

      November 30, 2002

4(b). Check box if this Form is being filed late (i.e., more than
      90 calendar days after the end of the issuer's fiscal
      year).  (See Instruction A.2)                            [   ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). Check box if this is the last time the issuer will be
      filing this Form.                                        [   ]


5.    Calculation of registration fee:

      (i)  Aggregate sale price of securities sold during the
           fiscal year pursuant to section 24(f):.....          $9,809,611,580
                                                               ---------------


     (ii)  Aggregate price of securities redeemed or
           repurchased during the fiscal year:                 $12,060,192,411
                                                               ---------------


    (iii)  Aggregate price of securities redeemed or
           repurchased during any prior fiscal year ending no
           earlier than October 11, 1995 that were not
           previously used to reduce registration fees payable
           to the Commission:                                       $0
                                                               ---------------


    (iv)   Total available redemption credits
           [add Items 5(ii) and 5(iii)]:                       $12,060,192,411
                                                               ---------------


    (v)    Net sales - if Item 5(i) is greater
           than Item 5(iv) [subtract Item 5(iv)
           from Item 5(i)]:                                         $0
                                                               ---------------


   (vi)    Redemption credits available for use
           in future years - if Item 5(i) is less
           than Item 5(iv) [subtract Item 5(iv)
           from Item 5(i)]:                                     $2,250,580,831
                                                               ---------------


   (vii)   Multiplier for determining registration
           fee (See Instruction C.9):                              x.0000809
                                                               ---------------


   (viii)  Registration fee due [multiply Item
           5(v) by Item 5(vii)] (enter "0"
           if no fee is due):                                     =$0
                                                               ===============


6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
      Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of
      securities (number of shares or other units) deducted
      here:   0       .  If there is a number of shares or
      other units that were registered pursuant to rule 24e-2
      remaining unsold at the end of the fiscal year for which
      this form is filed that are available for use by the
      issuer in future fiscal years, then state that number
      here:                                                         0
                                                               ---------------


7.    Interest due - if this Form is being filed more than 90
      days after the end of the issuer's fiscal year
      (see Instruction  D):                                        +$N/A
                                                               ---------------


8.    Total of the amount of the registration fee
      due plus any interest due [line 5(viii)
      plus line 7]:                                              =$0
                                                               ===============


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:

          [ ]    Wire Transfer
          [ ]    Mail or other means


                                  Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*      \s\  Domenick Pugliese
                               -------------------------
                                   Domenick Pugliese
                                   Assistant Secretary

Date:  February 26, 2003
*Please print the name and title of the signing officer below the signature.


00250.0118 #387329